Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Accounting and Accounting Standards Codification

The Plan follows accounting standards set by the Financial Accounting Standards Board (the “FASB”), which establishes generally accepted accounting principles in the United States (“GAAP”) that are followed in reporting the statements of net assets available for benefits and statement of changes in net assets available for benefits. The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with GAAP. References to GAAP issued by the FASB in these notes are to the FASB Accounting Standards Codification, referred to as the “Codification” or “ASC”.

Investment Valuation and Income Recognition

The Plan follows the fair value measurement and disclosure requirements of ASC 820, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability. The Plan’s investments are recorded at fair value, except for the fully benefit-responsive investment contract which was reported at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3 – Fair Value Measurements below for further information on the valuation of investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation in fair value of investments consists of the net change in unrealized gains or losses during the year and the Plan’s gains and losses on investments sold during the year.

Administrative Expenses

The Company pays certain administrative expenses of the Plan. Direct expenses totaling $1,140,708 were paid by the Plan and allocated to the participants for the fiscal year ended March 31, 2026. Certain expenses are included in the transaction prices of investments bought and sold and are not separately quantified.

Payment of Benefits

Benefits are recorded when paid.

Use of Estimates

The preparation of the Plan’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair values of certain investments. Actual results could differ from those estimates.

Risk and Uncertainties

The Plan assets are invested in a variety of investments. Investment securities are exposed to various risks, including foreign currency exchange rate risk, interest rate risk, market risk, and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in investment values may occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.